Contract Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Amounts Related to Contract Liabilities

Amounts related to contract liabilities as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

Patient services paid but not provided	$25,445	$20,212
MOD unshipped products	5,153	5,712
	$30,598	$25,924

Amounts related to contract liabilities as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Patient services paid but not provided - NCFM	$20,212	$86,201
Patient services paid but not provided - BTG	–	111,877
Patient services paid but not provided - CCN	3,278	32,743
Unshipped products - MOD	2,434	1,724
	$25,924	$232,545